UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-01899

BNY Mellon Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	08/31/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Research Growth Fund, Inc.

SEMI-ANNUAL REPORT August 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from March 1, 2022, through August 31, 2022, as provided by Monty A. Kori and Matthew T. Jenkin, Karen Behr and John R. Porter, Portfolio Managers of Newton Investment Management North America, LLC (NIMNA), sub-adviser

Market and Fund Performance Overview

For the six-month period ended August 31, 2022, BNY Mellon Research Growth Fund, Inc.’s (the “fund”) Class A shares produced a total return of −18.61%, Class C shares returned −18.89%, Class I shares returned −18.52%, Class Y shares returned −18.52% and Class Z shares returned −18.58%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index (the “Index”), produced a total return of −12.25% over the same period.2

Stocks lost ground as investors became increasingly concerned about inflation, rising interest rates and a faltering economy. The fund lagged the Index, largely due to unfavorable security selections in the information technology and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund’s investments are selected through a collaborative process between the fund’s portfolio managers and the global research analysts at the fund’s sub-adviser, with each analyst responsible for generating investment ideas across their domain expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. At the same time, ideas can emanate from the portfolio managers who then leverage the expertise of the domain experts. The fund invests in those companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Inflation, Economic Weakness Hinder Markets

Markets continued to struggle during the reporting period, following a shift in sentiment early in the year that led to steep market declines. Several concerns led to this shift, including inflation, monetary policy, China’s “Zero COVID-19” policy, the Ukraine war and weakening economic data.

Inflation data continued to trend upward, reaching a 40-year high in the U.S., before moderating late in the period. Seeking to bring inflation down, the Federal Reserve (the “Fed”) raised the federal funds rate 0.25% in March 2022, 0.50% in May 2022 and 0.75% in both June and July 2022, bringing the target rate to between 2.25% and 2.50%. Most other central banks also raised their policy rates.

China’s intermittent shutdowns in response to a reemergence of the pandemic continued to hamper supply chains, which contributed to rising prices around the globe. Geopolitics weighed on markets when Russia invaded Ukraine, amplifying a sell-off in the global equity markets as the impact of war exacerbated global inflation.

As the markets digested the winding down of accommodative pandemic-related policies, lingering supply-chain snags, COVID-19 flare-ups and high inflation dampened the growth and margin outlook. Investors noted that recession was becoming increasingly likely as it has historically been difficult for the Fed to achieve a “soft landing” for the economy. The challenge for the Fed remains raising interest rates enough to slow inflation without tipping the economy into recession.

This myriad of concerns impacted valuations, resulting in market weakness, but fundamentals have also been hindered due to rising input costs and labor shortages in some industries. Although the market rallied later in the period, the Fed’s reiteration in August 2022 of its commitment to fighting inflation weighed on returns at the end of the period.

Stock Selections Hindered Performance

The fund lagged the Index, primarily due to unfavorable selections in the information technology and consumer discretionary sectors. In the information technology sector, positions in the information technology services industry hampered performance, especially shares of Block (formerly Square) and Twilio, a web-based communications company. In the software industry, shares of HubSpot, Bill.com Holdings, Datadog and Salesforce were the primary detractors. In the semiconductor and semiconductor equipment industry, shares of NVIDIA, Marvell Technology and Applied Materials detracted from performance. In the consumer discretionary sector, the fund’s position in Peloton Interactive hindered relative returns. Other detractors included Teladoc Health, a leading telemedicine firm in the health care sector, and Match Group, an online dating service in the communication services sector.

On a more positive note, two sector allocations contributed positively to performance. An overweight to the energy sector added to returns as did an overweight to the industrials sector. Certain stock selections were also beneficial. Specifically, a portfolio-only position in EQT, a leading producer and transporter of natural gas, was beneficial as the stock more than doubled during the period. A portfolio-only position in Schlumberger, an energy equipment and services company, also added to returns. In the industrials sector, the fund’s position in Trane Technologies, a building products company, was also advantageous.

Slowing Growth Could Benefit Technology

The current environment is presenting markets with a high level of uncertainty. Even prior to the Ukraine war, supply-chain bottlenecks, labor shortages and rising inflation were resulting in market volatility. The economy has weakened, and rising commodity prices and interest rates could slow the pace of growth further. Full-year estimates of corporate earnings have come down, and a strong U.S. dollar could present another challenge for large companies with exposure to international market. If economic growth falters, technology and other companies that are capitalizing on secular growth trends are likely to benefit, and with the recent decline in the market, valuations have become more attractive.

September 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through June 30, 2023, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included, and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Research Growth Fund, Inc. from March 1, 2022 to August 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended August 31, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.71	$8.13	$3.57	$3.57	$3.84
Ending value (after expenses)	$813.90	$811.10	$814.80	$814.80	$814.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended August 31, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.24	$9.05	$3.97	$3.97	$4.28
Ending value (after expenses)	$1,020.01	$1,016.23	$1,021.27	$1,021.27	$1,020.97
†

Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I, .78% for Class Y and .84% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.3%
Capital Goods - 8.0%
AMETEK Inc.	211,333		25,393,773
Howmet Aerospace Inc.	547,474		19,397,004
Ingersoll Rand Inc.	557,026		26,386,322
Rockwell Automation Inc.	62,628		14,839,078
Trane Technologies PLC	196,182		30,225,761
			116,241,938
Commercial & Professional Services - 1.6%
Cintas Corp.	57,628		23,445,376
Consumer Durables & Apparel - 1.3%
Lululemon Athletica Inc.	27,514	[a]	8,253,099
Peloton Interactive Inc., Cl. A	1,042,591	[a,b]	10,624,002
			18,877,101
Consumer Services - 1.8%
Booking Holdings Inc.	13,882	[a]	26,039,994
Energy - 4.7%
EQT Corp.	1,072,173		51,249,869
Schlumberger Ltd.	470,102		17,934,391
			69,184,260
Food & Staples Retailing - 1.3%
Sysco Corp.	235,226		19,340,282
Health Care Equipment & Services - 7.7%
Align Technology Inc.	45,846	[a]	11,172,670
DexCom Inc.	385,296	[a]	31,675,184
Edwards Lifesciences Corp.	248,659	[a]	22,404,176
Humana Inc.	56,039		26,998,469
Intuitive Surgical Inc.	99,556	[a]	20,482,651
			112,733,150
Household & Personal Products - 1.2%
The Estee Lauder Companies, Cl. A	70,718		17,989,245
Insurance - 1.1%
Assurant Inc.	98,947		15,682,110
Materials - 2.0%
Alcoa Corp.	592,018		29,293,051
Media & Entertainment - 8.7%
Alphabet Inc., Cl. C	1,038,932	[a]	113,399,428
Match Group Inc.	112,251	[a,b]	6,345,549
The Walt Disney Company	66,129	[a]	7,411,738
			127,156,715
Pharmaceuticals Biotechnology & Life Sciences - 8.9%
Bio-Techne Corp.	29,725		9,863,052
Danaher Corp.	84,348		22,766,369

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.9% (continued)
Eli Lilly & Co.	161,638		48,690,215
Horizon Therapeutics PLC	237,766	[a]	14,078,125
Illumina Inc.	36,668	[a]	7,393,736
Repligen Corp.	72,786	[a]	15,967,065
Seagen Inc.	76,384	[a]	11,785,287
			130,543,849
Retailing - 9.5%
Amazon.com Inc.	974,980	[a]	123,598,215
Chewy Inc., Cl. A	315,514	[a,b]	10,831,596
Farfetch Ltd., Cl. A	366,907	[a]	3,680,077
			138,109,888
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials Inc.	196,215		18,457,945
Marvell Technology Inc.	330,644		15,480,752
NVIDIA Corp.	285,754		43,131,709
			77,070,406
Software & Services - 19.5%
Ansys Inc.	71,273	[a]	17,697,086
Bill.com Holdings Inc.	64,652	[a]	10,465,866
Block Inc.	430,584	[a]	29,671,543
CrowdStrike Holdings Inc., CI. A	80,501	[a]	14,700,288
Datadog Inc., Cl. A	106,092	[a]	11,134,355
HubSpot Inc.	50,993	[a]	17,186,681
Microsoft Corp.	513,232		134,194,771
Salesforce Inc.	157,862	[a]	24,645,415
Twilio Inc., Cl. A	283,639	[a]	19,735,602
Zoom Video Communications Inc., CI. A	68,196	[a]	5,482,958
			284,914,565
Technology Hardware & Equipment - 9.8%
Apple Inc.	767,350		120,642,767
Zebra Technologies Corp., Cl. A	72,786	[a]	21,955,169
			142,597,936
Transportation - .9%
Uber Technologies Inc.	482,714	[a]	13,882,855
Total Common Stocks (cost $967,548,044)			1,363,102,721

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 6.7%
Registered Investment Companies - 6.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $97,350,789)	2.34	97,350,789	[c]	97,350,789

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $16,257,341)	2.34	16,257,341	[c]	16,257,341
Total Investments (cost $1,081,156,174)		101.1%		1,476,710,851
Liabilities, Less Cash and Receivables		(1.1%)		(16,535,776)
Net Assets		100.0%		1,460,175,075

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2022, the value of the fund’s securities on loan was $21,013,178 and the value of the collateral was $22,266,338, consisting of cash collateral of $16,257,341 and U.S. Government & Agency securities valued at $6,008,997. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	34.5
Health Care	16.7
Consumer Discretionary	12.5
Industrials	10.5
Communication Services	8.7
Investment Companies	7.8
Energy	4.7
Consumer Staples	2.6
Materials	2.0
Financials	1.1
101.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 2/28/2022	Purchases ($)†	Sales ($)	Value ($) 8/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - 6.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 6.7%	67,793,694	325,682,018	(296,124,923)	97,350,789	371,540
Investment of Cash Collateral for Securities Loaned - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.1%	-	132,382,577	(116,125,236)	16,257,341	24,704	††
Total - 7.8%	67,793,694	458,064,595	(412,250,159)	113,608,130	396,244

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,013,178)—Note 1(b):
Unaffiliated issuers	967,548,044	1,363,102,721
Affiliated issuers	113,608,130	113,608,130
Dividends and securities lending income receivable		1,164,671
Receivable for shares of Common Stock subscribed		442,399
Prepaid expenses		94,282
		1,478,412,203
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,172,553
Liability for securities on loan—Note 1(b)		16,257,341
Payable for shares of Common Stock redeemed		592,481
Directors’ fees and expenses payable		15,000
Other accrued expenses		199,753
		18,237,128
Net Assets ($)		1,460,175,075
Composition of Net Assets ($):
Paid-in capital		1,090,944,050
Total distributable earnings (loss)		369,231,025
Net Assets ($)		1,460,175,075

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	573,806,950	5,750,104	164,058,038	212,482,951	504,077,032
Shares Outstanding	43,737,649	539,010	12,381,992	16,093,503	36,971,030
Net Asset Value Per Share ($)	13.12	10.67	13.25	13.20	13.63

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,699,649
Affiliated issuers	371,540
Income from securities lending—Note 1(b)	24,704
Interest	3
Total Income	4,095,896
Expenses:
Management fee—Note 3(a)	6,207,495
Shareholder servicing costs—Note 3(c)	1,420,703
Registration fees	53,104
Professional fees	51,922
Directors’ fees and expenses—Note 3(d)	45,616
Prospectus and shareholders’ reports	44,417
Distribution fees—Note 3(b)	27,626
Custodian fees—Note 3(c)	16,814
Loan commitment fees—Note 2	14,111
Chief Compliance Officer fees—Note 3(c)	8,819
Interest expense—Note 2	1,316
Miscellaneous	36,379
Total Expenses	7,928,322
Less—reduction in expenses due to undertaking—Note 3(a)	(450,037)
Net Expenses	7,478,285
Net Investment (Loss)	(3,382,389)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(18,340,937)
Net change in unrealized appreciation (depreciation) on investments	(337,833,577)
Net Realized and Unrealized Gain (Loss) on Investments	(356,174,514)
Net (Decrease) in Net Assets Resulting from Operations	(359,556,903)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Operations ($):
Net investment (loss)	(3,382,389)	(9,717,013)
Net realized gain (loss) on investments	(18,340,937)	363,674,594
Net change in unrealized appreciation (depreciation) on investments	(337,833,577)	(286,040,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	(359,556,903)	67,917,217
Distributions ($):
Distributions to shareholders:
Class A	(70,699,680)	(115,045,020)
Class C	(938,976)	(2,082,728)
Class I	(21,025,406)	(39,744,816)
Class Y	(26,388,660)	(53,645,010)
Class Z	(60,153,293)	(98,266,645)
Total Distributions	(179,206,015)	(308,784,219)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,886,759	19,549,511
Class C	403,793	1,378,316
Class I	25,782,671	42,298,351
Class Y	38,158,250	91,997,335
Class Z	712,165	3,163,508
Distributions reinvested:
Class A	66,391,722	108,283,801
Class C	827,279	1,788,364
Class I	16,984,098	32,254,753
Class Y	5,172,530	10,463,902
Class Z	56,878,782	92,807,505
Cost of shares redeemed:
Class A	(39,710,368)	(74,289,450)
Class C	(2,908,508)	(7,545,084)
Class I	(63,760,974)	(75,928,078)
Class Y	(37,361,933)	(148,589,024)
Class Z	(28,764,257)	(51,049,446)
Increase (Decrease) in Net Assets from Capital Stock Transactions	48,692,009	46,584,264
Total Increase (Decrease) in Net Assets	(490,070,909)	(194,282,738)
Net Assets ($):
Beginning of Period	1,950,245,984	2,144,528,722
End of Period	1,460,175,075	1,950,245,984

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Capital Share Transactions (Shares):
Class Aa
Shares sold	669,247	923,863
Shares issued for distributions reinvested	5,397,701	5,129,527
Shares redeemed	(2,650,916)	(3,519,108)
Net Increase (Decrease) in Shares Outstanding	3,416,032	2,534,282
Class Ca
Shares sold	34,044	76,295
Shares issued for distributions reinvested	82,563	99,874
Shares redeemed	(221,885)	(411,441)
Net Increase (Decrease) in Shares Outstanding	(105,278)	(235,272)
Class Ib
Shares sold	1,715,738	2,009,512
Shares issued for distributions reinvested	1,367,479	1,518,723
Shares redeemed	(4,311,331)	(3,571,472)
Net Increase (Decrease) in Shares Outstanding	(1,228,114)	(43,237)
Class Yb
Shares sold	2,712,182	4,320,171
Shares issued for distributions reinvested	418,151	494,076
Shares redeemed	(2,420,246)	(7,279,588)
Net Increase (Decrease) in Shares Outstanding	710,087	(2,465,341)
Class Zb
Shares sold	45,458	145,620
Shares issued for distributions reinvested	4,450,609	4,262,695
Shares redeemed	(1,877,771)	(2,353,445)
Net Increase (Decrease) in Shares Outstanding	2,618,296	2,054,870

[a]

During the period ended August 31, 2022, 10,175 Class C shares representing $132,466 were automatically converted to 8,418 Class A shares and during the period ended February 28, 2022, 5,893 Class C shares representing $109,253 were automatically converted to 5,061 Class A shares.

[b]

During the period ended August 31, 2022, 57,681 Class Y shares representing $865,971 were exchanged for 57,492 Class I shares, 14,730 Class Z shares representing $291,218 were exchanged for 15,223 Class A shares and 7,995 Class A shares representing $98,814 were exchanged for 7,918 Class I shares. During the period ended February 28, 2022, 165,609 Class Y shares representing $3,506,894 were exchanged for 165,124 Class I shares and 5,833 Class Y shares representing $110,820 were exchanged for 5,671 Class Z shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2022		Year Ended February 28/29,
Class A Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	18.48	20.76	14.68	14.81	15.87	14.53
Investment Operations:
Net investment income (loss)[a]	(.04)	(.12)	(.07)	.01	.02	.02
Net realized and unrealized gain (loss) on investments	(3.52)	.90	7.76	1.34	1.37	2.76
Total from Investment Operations	(3.56)	.78	7.69	1.35	1.39	2.78
Distributions:
Dividends from net investment income	-	-	-	(.00)[b]	(.00)[b]	-
Dividends from net realized gain on investments	(1.80)	(3.06)	(1.61)	(1.48)	(2.45)	(1.44)
Total Distributions	(1.80)	(3.06)	(1.61)	(1.48)	(2.45)	(1.44)
Net asset value, end of period	13.12	18.48	20.76	14.68	14.81	15.87
Total Return (%)[c]	(18.61)[d]	2.36	53.57	9.04	10.24	19.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12[e]	1.10	1.11	1.13	1.12	1.14
Ratio of net expenses to average net assets	1.03[e]	1.03	1.03	1.03	1.03	1.04
Ratio of net investment income (loss) to average net assets	(.54)[e]	(.57)	(.36)	.06	.15	.14
Portfolio Turnover Rate	14.95[d]	31.62	43.02	55.27	42.75	51.59
Net Assets, end of period ($ x 1,000)	573,807	745,223	784,451	551,332	557,597	566,182

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
August 31, 2022		Year Ended February 28/29,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	15.52	18.00	12.98	13.34	14.64	13.59
Investment Operations:
Net investment (loss)[a]	(.08)	(.24)	(.17)	(.09)	(.09)	(.08)
Net realized and unrealized gain (loss) on investments	(2.97)	.82	6.80	1.21	1.24	2.57
Total from Investment Operations	(3.05)	.58	6.63	1.12	1.15	2.49
Distributions:
Dividends from net realized gain on investments	(1.80)	(3.06)	(1.61)	(1.48)	(2.45)	(1.44)
Net asset value, end of period	10.67	15.52	18.00	12.98	13.34	14.64
Total Return (%)[b]	(18.89)[c]	1.56	52.39	8.27	9.40	18.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	1.86	1.87	1.87	1.84	1.88
Ratio of net expenses to average net assets	1.78[d]	1.78	1.78	1.78	1.78	1.79
Ratio of net investment (loss) to average net assets	(1.30)[d]	(1.32)	(1.10)	(.69)	(.61)	(.58)
Portfolio Turnover Rate	14.95[c]	31.62	43.02	55.27	42.75	51.59
Net Assets, end of period ($ x 1,000)	5,750	10,002	15,830	25,957	34,570	43,106

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
August 31, 2022		Year Ended February 28/29,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	18.62	20.85	14.73	14.86	15.91	14.56
Investment Operations:
Net investment income (loss)[a]	(.02)	(.07)	(.02)	.05	.06	.06
Net realized and unrealized gain (loss) on investments	(3.55)	.90	7.79	1.34	1.38	2.77
Total from Investment Operations	(3.57)	.83	7.77	1.39	1.44	2.83
Distributions:
Dividends from net investment income	-	-	(.04)	(.04)	(.04)	(.04)
Dividends from net realized gain on investments	(1.80)	(3.06)	(1.61)	(1.48)	(2.45)	(1.44)
Total Distributions	(1.80)	(3.06)	(1.65)	(1.52)	(2.49)	(1.48)
Net asset value, end of period	13.25	18.62	20.85	14.73	14.86	15.91
Total Return (%)	(18.52)[b]	2.66	53.92	9.25	10.54	20.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.82	.84	.85	.85	.86
Ratio of net expenses to average net assets	.78[c]	.78	.78	.78	.78	.79
Ratio of net investment income (loss) to average net assets	(.29)[c]	(.32)	(.11)	.31	.39	.40
Portfolio Turnover Rate	14.95[b]	31.62	43.02	55.27	42.75	51.59
Net Assets, end of period ($ x 1,000)	164,058	253,415	284,607	205,676	287,626	314,303

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
August 31, 2022		Year Ended February 28/29,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	18.56	20.79	14.70	14.82	15.88	14.55
Investment Operations:
Net investment income (loss)[a]	(.02)	(.07)	(.02)	.05	.06	.06
Net realized and unrealized gain (loss) on investments	(3.54)	.90	7.76	1.35	1.37	2.76
Total from Investment Operations	(3.56)	.83	7.74	1.40	1.43	2.82
Distributions:
Dividends from net investment income	-	-	(.04)	(.04)	(.04)	(.05)
Dividends from net realized gain on investments	(1.80)	(3.06)	(1.61)	(1.48)	(2.45)	(1.44)
Total Distributions	(1.80)	(3.06)	(1.65)	(1.52)	(2.49)	(1.49)
Net asset value, end of period	13.20	18.56	20.79	14.70	14.82	15.88
Total Return (%)	(18.52)[b]	2.61	53.90	9.34	10.49	20.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.78	.80	.79	.78	.79
Ratio of net expenses to average net assets	.78[c]	.78	.78	.78	.78	.78
Ratio of net investment income (loss) to average net assets	(.29)[c]	(.33)	(.10)	.31	.39	.38
Portfolio Turnover Rate	14.95[b]	31.62	43.02	55.27	42.75	51.59
Net Assets, end of period ($ x 1,000)	212,483	285,559	371,053	325,886	306,588	348,911

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
August 31, 2022		Year Ended February 28/29,
Class Z Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	19.10	21.32	15.04	15.14	16.17	14.77
Investment Operations:
Net investment income (loss)[a]	(.03)	(.08)	(.03)	.04	.05	.06
Net realized and unrealized gain (loss) on investments	(3.64)	.92	7.95	1.37	1.40	2.81
Total from Investment Operations	(3.67)	.84	7.92	1.41	1.45	2.87
Distributions:
Dividends from net investment income	-	-	(.03)	(.03)	(.03)	(.03)
Dividends from net realized gain on investments	(1.80)	(3.06)	(1.61)	(1.48)	(2.45)	(1.44)
Total Distributions	(1.80)	(3.06)	(1.64)	(1.51)	(2.48)	(1.47)
Net asset value, end of period	13.63	19.10	21.32	15.04	15.14	16.17
Total Return (%)	(18.58)[b]	2.59	53.88	9.20	10.46	20.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[c]	.84	.87	.88	.88	.86
Ratio of net expenses to average net assets	.84[c]	.83	.83	.84	.85	.83
Ratio of net investment income (loss) to average net assets	(.35)[c]	(.37)	(.16)	.25	.32	.36
Portfolio Turnover Rate	14.95[b]	31.62	43.02	55.27	42.75	51.59
Net Assets, end of period ($ x 1,000)	504,077	656,046	688,588	481,227	482,764	475,713

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Research Growth Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses

(other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

On July 26, 2022 the fund’s Board of Directors (the “Board”) approved, effective September 8, 2022, the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and adopted all other updates pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,363,102,721	-	-	1,363,102,721
Investment Companies	113,608,130	-	-	113,608,130

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2022, BNY Mellon earned $3,368 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 28, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2022 was as follows: ordinary income $29,167,147 and long-term capital gains $279,617,072. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2022 was approximately $128,261 with a related weighted average annualized interest rate of 2.04%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z (excluding taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the Adviser will bear such excess expense. During the period ended August 31, 2022, there were no reimbursements pursuant to the Agreements.

In addition, the Adviser has contractually agreed, from March 1, 2022 through June 30, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed ..78% of the value of the fund’s average daily net assets. On or after June 30, 2023, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $450,037 during the period ended August 31, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended August 31, 2022, the Distributor retained $1,690 from commissions earned on sales of the fund’s Class A shares, $717 and $353 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2022, Class C shares were charged $27,626 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2022, Class A, Class C and Class Z shares were charged $800,343, $9,209 and $169,995, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2022, the fund was charged $138,175 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2022, the fund was charged $16,814 pursuant to the custody agreement.

During the period ended August 31, 2022, the fund was charged $8,819 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $997,203, Distribution Plan fees of $3,990, Shareholder Services Plan fees of $161,081, Custodian fees of $12,500, Chief Compliance Officer fees of $2,539 and Transfer Agent fees of $66,165, which are offset against an expense reimbursement currently in effect in the amount of $70,925.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2022, amounted to $238,044,004 and $411,679,058, respectively.

At August 31, 2022, accumulated net unrealized appreciation on investments was $395,554,677, consisting of $566,531,078 gross unrealized appreciation and $170,976,401 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 8-9, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional large-cap growth funds selected by Broadridge as comparable to

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional large-cap growth funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional large-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except the one- and five-year periods when total return performance was below the Performance Group and Performance Universe medians and the ten-year period when total return performance was at the Performance Group median and was below the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians in certain periods when total return performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 30, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

investment adviser and sub-adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Research Growth Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street
New York, NY 10286

Sub-Adviser

Newton Investment Management
North America, LLC

BNY Mellon Center
201 Washington Street
Boston, MA 02108

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DWOAX Class C: DWOCX Class I: DWOIX Class Y: DRYQX Class Z: DREQX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6232SA0822

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Research Growth Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 21, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)